Contract Liability and Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of revenue from contracts with customers [Abstract]
Explanation of significant changes in contract assets and contract liabilities [text block]
Our contract liability balance at December 31, which we expect to record in revenue over the next five years, is as follows:

	2017	2016
Balance, beginning of the year	—	—
Regional licensing agreement	6,182,580	—
Revenue recognized in the year	—	—
Balance, end of the year	6,182,580	—

Contract liability - current	1,545,645	—
Contract liability - non-current	4,636,935	—
	6,182,580	—